COLLABORATION AND LICENSE AGREEMENTS - Sandoz (Details) - USD ($)		1 Months Ended		9 Months Ended		12 Months Ended
	Oct. 14, 2019	Dec. 31, 2018	Apr. 30, 2018	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 17, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Change in transaction price						$ 3,508,000
Revenue recognized						(9,384,000)
(Loss) gain on extinguishment of debt				$ 0	$ (999,000)	(998,000)	$ 20,310,000
Debt outstanding				$ 42,862,000		$ 45,592,000
Sandoz | Notes Payable
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face value			$ 20,000,000
Interest rate			0.00%
Debt term			48 months
Discount percentage			6.00%
Deferred gain			$ 4,779,000						$ 3,764,000
Deferred gain amortization period			6 years 6 months
Debt outstanding							16,546,000		$ 16,546,000
Sandoz | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from arrangement	$ 20,000,000
Deferred payments			$ 20,000,000
Change in transaction price							10,000,000
Revenue recognized							16,900,000
Deferred gain							3,764,000
Sandoz | Collaborative Arrangement | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-05-01
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period of satisfaction			10 years
Sandoz | Collaborative Arrangement | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-10-15
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period of satisfaction	10 years
Sandoz | Collaborative Arrangement | Notes Payable
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
(Loss) gain on extinguishment of debt							20,310,000
Sandoz | Upfront Payment | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from arrangement			$ 20,000,000
Sandoz | Milestone Payment | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from arrangement		$ 10,000,000						$ 10,000,000
Sandoz | Reimbursement | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from arrangement	$ 10,000,000						7,400,000
Sandoz | Settlement Payment | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from arrangement							$ 9,800,000